Derivative Instruments - Summary of Interest Rate Swap Positions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Derivative [Line Items]
Realized gains (losses)	$ 800,000	$ 656,000	$ 1,741,000	$ 846,000
Current portion of derivative assets (note 9)	1,229,000		1,229,000		$ 2,905,000
LIBOR-Based Debt:
Derivative Asset, Noncurrent	240,000		240,000		2,973,000
Accrued Liabilities (Receivables), Current	(487,000)		(487,000)		(419,000)
Derivative Liability, Current	0		$ 0		(57,000)
Minimum [Member]
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			0.30%
Maximum
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			3.50%
Interest rate swap agreements
Derivative [Line Items]
Realized gains (losses)	829,000	674,000	$ 1,783,000	864,000
Current portion of derivative assets (note 9)	1,168,000		1,168,000		2,905,000
LIBOR-Based Debt:
Derivative Asset, Noncurrent	240,000		240,000		2,973,000
Accrued Liabilities (Receivables), Current	(487,000)		(487,000)		(422,000)
Derivative Liability, Current	0		0		0
U.S. Dollar-denominated interest rate swap 1
LIBOR-Based Debt:
Notional Amount	69,422,000		69,422,000
Fair Value / Carrying Amount of Asset	$ 292,000		$ 292,000
Remaining Term			1 year 6 months
Fixed Interest Rate	1.46%		1.46%
United States Dollar Denominated Interest Rate Swaps Two [Member]
LIBOR-Based Debt:
Notional Amount	$ 150,000,000		$ 150,000,000
Fair Value / Carrying Amount of Asset	$ 610,000		$ 610,000
Remaining Term			1 year 6 months
Fixed Interest Rate	1.55%		1.55%
United States Dollar Denominated Interest Rate Swaps Three [Member]
LIBOR-Based Debt:
Notional Amount	$ 50,000,000		$ 50,000,000
Fair Value / Carrying Amount of Asset	$ 506,000		$ 506,000
Remaining Term			1 year 6 months
Fixed Interest Rate	1.16%		1.16%
Freight Forward Agreements [Member]
Derivative [Line Items]
Realized gains (losses)	$ (29,000)	$ (18,000)	$ (42,000)	$ (18,000)
Current portion of derivative assets (note 9)	61,000		61,000
LIBOR-Based Debt:
Derivative Asset, Noncurrent	0		0		0
Accrued Liabilities (Receivables), Current	0		0		(3,000)
Derivative Liability, Current	$ 0		$ 0		$ 57,000